SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Disclosure of Weighted Assumptions Used in the Black-Scholes Option Pricing Model	The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2022	December 31, 2021

Exercise price ($)	11.50	11.50
Share price ($)	2.24	9.94
Volatility (%)	50%	40%
Risk-free interest rate (%)	3.68%	1.27%
Expected warrant life (years)	3.33	4.33
The fair value of the warrant on the date of issuance was determined using the Black-Scholes option pricing model taking into account the following assumptions:

December 16, 2022

Exercise price ($)	2.80
Share price ($)	2.54
Volatility (%)	44.46%
Risk-free interest rate (%)	3.07%
Expected warrant life (years)	5.00
The following principal weighted assumptions were used in the Black-Scholes option pricing model to remeasure the share-based compensation liability relating to stock options as at May 6, 2021:

May 6, 2021

Exercise price (CA $)	1.17
Share price (CA $)	19.73
Volatility (%)	40%
Risk-free interest rate (%)	1.40%
Expected option life (years)	7.58
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the years ended December 31, 2022 and 2021:

	2022	2021
Expected dividends per share (CA$)	—	—
Exercise price (CA$)	6.94	21.86
Share price (CA$)	6.94	21.86
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	2.78%	1.16%
Expected option life (years)	7.50	7.50

Disclosure of Outstanding Options
The following table summarizes the outstanding options as at December 31, 2022 and 2021 and changes during the years then ended:

	2022		2021
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	9,072,149	1.82	10,375,195	1.17
Granted	558,697	6.94	294,854	21.86
Exercised(a)	(45,121)	0.93	(1,505,000)	0.93
Forfeited	(38,540)	6.91	(92,900)	6.90
Outstanding, end of year	9,547,185	2.11	9,072,149	1.82
Exercisable, end of year	7,615,432	1.25	5,054,976	1.06
a.Stock options exercised during the period had a weighted average share price of CA$3.42 at the date of exercise.
Disclosure of Information Relating to Stock Options Outstanding
The following table summarizes the information relating to stock options outstanding:

	As at December 31, 2022
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,747,277	4.96	4,747,277
CA$0.93 (issued in 2019)	3,664,907	6.76	2,649,930
CA$6.90 (issued in 2020)	289,023	7.71	144,512
CA$15.45 (issued in 2021)	26,389	8.65	6,597
CA$23.02 (issued in 2021)	253,865	8.49	63,466
CA$13.29 (issued in 2021)	14,600	8.94	3,650
CA$6.92 (issued in 2022)	486,041	9.36	—
CA$7.05 (issued in 2022)	65,083	9.38	—
	9,547,185		7,615,432

	As at December 31, 2021
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
CA$0.93 (issued in 2018)	4,792,398	5.94	3,316,799
CA$0.93 (issued in 2019)	3,664,907	7.77	1,634,954
CA$6.90 (issued in 2020)	319,990	8.71	103,223
CA$15.45 (issued in 2021)	26,389	9.65	—
CA$23.02 (issued in 2021)	253,865	9.49	—
CA$13.29 (issued in 2021)	14,600	9.94	—
	9,072,149		5,054,976

Disclosure of share-based payment arrangements compensation expense
Compensation expense related to the stock options was recognized in the consolidated statement of earnings (loss) as follows:

	2022	2021
	$	$
Administrative expenses	8,296,836	56,461,189
Selling expenses	2,765,645	14,332,574
	11,062,481	70,793,763
Compensation expense related to the RSUs was recognized in the consolidated statement of earnings (loss) as follows:

	2022	2021
	$	$
Administrative expenses	399,812	47,720
Selling expenses	123,063	30,141
	522,875	77,861
Compensation expense related to the DSUs was recognized in administrative expenses in the statement of consolidated earnings (loss) as follows with a corresponding increase in contributed surplus:

	2022	2021
	$	$
Administrative expenses	776,714	209,423

Disclosure of Equity Instruments Measured at Fair Value
Compensation cost for RSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2022		2021
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	36,247	18.59	—	—
Granted	276,584	6.93	36,247	18.59
Forfeited	(15,173)	6.92	—	—
Outstanding, end of year	297,658	8.35	36,247	18.59
Vested, end of year	—	—	—	—

Compensation cost for DSUs is measured at the fair value of the underlying common share at the grant date and is expensed over the award's vesting period.

	2022		2021
	Number of deferred share units	Weighted average exercise Price	Number of deferred share units	Weighted average exercise Price
		CA$		CA$
Outstanding, beginning of year	18,755	14.07	—	—
Granted	284,362	3.65	18,755	14.07
Cash settled	(2,026)	14.07	—	—
Outstanding, end of year	301,091	4.23	18,755	14.07
Vested, end of year	301,091	4.23	18,755	14.07